Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) (Non Employee Director Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Non Employee Director Restricted Equity Awards
Number of Shares
Beginning of year	92,957		94,106		109,545
Add (deduct):
Granted	93,254		92,957		94,106
Vested	(92,957)		(94,106)		(109,545)
End of year	93,254		92,957		94,106
Available, end of year	476,884	[1]	570,138	[1]	663,095	[1]
Weighted Average Grant Date Fair Value
Beginning of year	$ 21.41		$ 21.80		$ 20.86
Granted	$ 26.19		$ 21.41		$ 21.80
Vested	$ 21.41		$ 21.80		$ 20.86
End of year	$ 26.19		$ 21.41		$ 21.80

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.